Condensed Financial Information of the Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,299,658	$ 199,181	¥ 983,004
Short-term investments	360,803	55,295	1,369,118
Prepayments and other current assets	835,694	128,076	936,109
Due from subsidiaries and related parties	224,323	34,379	233,255
Total current assets	2,946,861	451,626	3,993,400
Non-current assets
Long-term investments	2,409,726	369,307	2,516,724
Total non-current assets	2,666,622	408,678	3,018,344
Total assets	5,613,483	860,304	7,011,744
Current liabilities
Accrued expenses and other current liabilities	1,390,042	213,034	1,504,728
Due to subsidiaries and related parties	48,938	7,500	92,210
Income tax payable	27,505	4,215	60,657
Total current liabilities	1,572,317	240,968	1,745,119
Deferred tax liabilities	60,502	9,272	82,847
Other non-current liabilities	192,272	29,467	189,231
Total non-current liabilities	252,774	38,739	272,078
Total liabilities	1,825,091	279,707	2,017,197
Shareholders' equity
Additional paid-in capital	2,726,619	417,873	2,649,342
Retained earnings	857,188	131,370	1,944,938
Accumulated other comprehensive income	163,340	25,033	337,773	¥ 249,304	¥ 84,206
Total shareholders' equity	3,747,381	574,312	4,932,278
Total liabilities, noncontrolling interests and equity	5,613,483	860,304	7,011,744
Common Class A [Member]
Shareholders' equity
Ordinary shares	78	12	69
Common Class B [Member]
Shareholders' equity
Ordinary shares	156	24	156
Parent Company [Member]
Current assets
Cash and cash equivalents	18,243	2,796	249,586
Short-term investments			795,510
Prepayments and other current assets	146,138	22,397	141,230
Due from subsidiaries and related parties	1,414,977	216,854	965,477
Total current assets	1,579,358	242,047	2,151,803
Non-current assets
Long-term investments	492,714	75,512	1,007,897
Investment in subsidiaries	2,625,791	402,421	2,836,345
Total non-current assets	3,118,505	477,933	3,844,242
Total assets	4,697,863	719,980	5,996,045
Current liabilities
Accrued expenses and other current liabilities	22,893	3,510	26,583
Due to subsidiaries and related parties	754,136	115,576	933,466
Income tax payable	2,769	424	34,051
Total current liabilities	779,798	119,510	994,100
Deferred tax liabilities	39,830	6,104	69,401
Other non-current liabilities	130,854	20,054	266
Total non-current liabilities	170,684	26,158	69,667
Total liabilities	950,482	145,668	1,063,767
Shareholders' equity
Additional paid-in capital	2,726,619	417,873	2,649,342
Retained earnings	857,188	131,370	1,944,938
Accumulated other comprehensive income	163,340	25,033	337,773
Total shareholders' equity	3,747,381	574,312	4,932,278
Total liabilities, noncontrolling interests and equity	4,697,863	719,980	5,996,045
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	78	12	69
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 156	$ 24	¥ 156